Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jul. 02, 2023	Jan. 01, 2023
Current assets
Allowance for credit loss	$ 29,000,000	$ 35,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	750,000,000	750,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	12,500,000,000	12,500,000,000
Common stock issued (in shares)	1,914,894,444
Common stock, shares outstanding (in shares)	1,914,894,444